Investment in Affiliates (Details)	12 Months Ended							1 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Star Capital USD ($)	Dec. 31, 2013 Star Capital CNY	Dec. 31, 2011 Star Capital USD ($)	Dec. 31, 2011 Star Capital CNY	Jul. 31, 2012 Wuling Center	Dec. 31, 2013 Wuling Center USD ($)	Dec. 31, 2013 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY	Dec. 31, 2013 Wuling Center Xin Zhou	May 31, 2012 Shanghai Yidezhen Equity Investment Center
Investment in affiliates
Investment made	$ 5,766,873	$ 2,161,001	$ 21,567,027			$ 15,735,900	100,000,000		$ 4,428,486	27,000,000	$ 2,386,440	15,000,000
Amount received as a return of capital				$ 5,740,630	35,000,000
Ownership interest held (as a percent)						3.7642%	3.7642%		6.52%	6.52%	6.52%	6.52%	4.89%
Purchase price allocation
Ownership interest (as a percent)														51.00%
Percentage of vote of limited partners vote required to remove general partner without cause								50.00%
Number of quarters in arrears income (loss) from equity method investment is recorded (in months)								3 months